GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
A rollforward of goodwill by reportable segment for the years ended December 31, 2024 and December 31, 2023, was as follows:

	Fresh Fruit	Diversified Fresh Produce - EMEA	Diversified Fresh Produce - Americas & ROW	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2022	$273,275	$135,625	$88,553	$497,453
Additions	—	9,926	—	9,926
Foreign currency and other	—	5,725	208	5,933
Balance as of December 31, 2023	273,275	151,276	88,761	513,312
Acquisitions	—	662	—	662
Disposals	—	—	(35,956)	(35,956)
Impairment charge	—	—	(36,684)	(36,684)
Foreign exchange impact	—	(11,030)	(714)	(11,744)
Balance as of December 31, 2024	$273,275	$140,908	$15,407	$429,590

Schedule of Intangible Assets
Details of Dole’s intangible assets as of December 31, 2024 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,051	—	4,051
Supplier relationships	23,682	(20,172)	3,510
Customer relationships	109,775	(93,219)	16,556
Other	6,686	(5,565)	1,121
	$450,474	$(118,956)	$331,518
Details of Dole’s intangible assets as of December 31, 2023 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(U.S. Dollars in thousands)
DOLE brand	$306,280	$—	$306,280
Water rights	4,068	—	4,068
Supplier relationships	28,485	(22,315)	6,170
Customer relationships	129,673	(103,118)	26,555
Other	13,426	(8,987)	4,439
	$481,932	$(134,420)	$347,512
A rollforward of intangible assets, excluding goodwill, for the years ended December 31, 2024 and December 31, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$357,270
Additions	20
Amortization	(10,198)
Foreign exchange impact and other	420
Balance as of December 31, 2023	347,512
Additions	414
Disposals	(8,047)
Amortization	(7,556)
Foreign exchange impact and other	(805)
Balance as of December 31, 2024	$331,518

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 31, 2024, the estimated amortization expense associated with Dole’s intangible assets for each of the next five fiscal years was as follows:

Amount
(U.S. Dollars in thousands)
2025	$5,919
2026	5,401
2027	4,120
2028	3,883
2029	1,505
Thereafter	359
Total	$21,187